Discontinued operation and Disposal Groups Held for Sale (Details) - Schedule of Results Attributable to Discontinued Operation - Discontinued Operations [Member] - EUR (€)
€ / shares in Units, € in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results of discontinued operation
Revenue	€ 675	€ 1,119	€ 1,016
Operating expenses	342	418	367
Depreciation and amortization expenses	461	512	475
Gross profit (loss) from operating activities	(128)	189	174
General and administrative expenses	33	37	37
Operating profit (loss) from operating activities	(161)	152	137
Financing income	1,792	3,121	2,258
Financing expenses	1,269	2,111	1,381
Financing income, net	523	1,010	877
Results from operating activities before taxes on income	362	1,162	1,014
Taxes on income	(247)	(451)	(255)
Results from operating activities, net of taxes on income	115	711	759
Loss on adjustment to fair value	(2,565)
Tax benefit on loss from sale of discontinued operation	663
Profit (loss) for the year	€ (1,787)	€ 711	€ 759
Earnings per share
Basic earnings (loss) per share (in Euro per share)	€ (0.14)	€ 0.06	€ 0.06
Diluted earnings (loss) per share (in Euro per share)	€ (0.14)	€ 0.06	€ 0.06
Cash flows from discontinued operation
Net cash (used in) from operating activities	€ 2,587	€ 2,445	€ 2,471
Net cash (used in) from investing activities	(462)	(1,327)	(604)
Net cash (used in) from financing activities	(2,127)	(2,126)	(2,099)
Net cash from (used in) discontinued operation	€ (2)	€ (1,008)	€ (232)